              CLASSIC HARTFORD LEADERS OUTLOOK (SERIES II AND IIR)
                             SEPARATE ACCOUNT SEVEN
                         HARTFORD LIFE INSURANCE COMPANY

                               FILE NO. 333-101954



       SUPPLEMENT DATED JULY 12, 2004 TO THE PROSPECTUS DATED MAY 3, 2004

                SUPPLEMENT DATED JULY 12, 2004 TO YOUR PROSPECTUS

The following fund expense and footnote information replaces the fund expense and footnote information for the AIM V.I. Dent Demographic Trends Fund in the Annual Fund Operating Expenses table of your prospectus:

------------------------ ------------- ------------ ---------- ----------------- ---------------- -----------
                                                                 Total Annual
                                                                     Fund
                                                                  Operating
                                                                   Expenses
                                          12b-1                    (before                          Total
                                       Distribution            Contractual Fee     Contractual     Annual
                                         and/or                   Waivers or     Fee Waivers or     Fund
                          Management    Servicing     Other        Expense           Expense      Operating
                             Fees         Fees      Expenses   Reimbursements)   Reimbursements    Expenses
------------------------ ------------- ------------ ---------- ----------------- ---------------- -----------
AIM V.I. Dent               0.77%          N/A        0.45%         1.22%             0.00%         1.22%
Demographic Trends
Fund - Series I (a)(b)
------------------------ ------------- ------------ ---------- ----------------- ---------------- -----------

(a) Except as otherwise noted, figures shown in the table are or the year ended December 31, 2003 and are expressed as a percentage of fund average daily net assets. There is no guarantee that actual expenses will be the same as those shown in the table.

(b) Effective July 1, 2004, the Board of Trustees of AIM Variable Insurance Funds approved an amendment to the master investment advisory agreement. Under the amended master investment advisory agreement, the management fee for the Fund has been reduced from 0.85% to 0.77%. Expenses have been restated to reflect this agreement.


        THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE
                                   REFERENCE.

HV- 4331